Classification and measurement of financial instruments - Summary of Fair Value Measurement Hierarchy of Assets and Liabilities (Detail) € in Millions, £ in Millions, $ in Millions	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 USD ($)	Sep. 30, 2025 EUR (€)	Dec. 31, 2024 USD ($)
Liabilities
Borrowings			$ 4,201		$ 3,274
£300m 3.750% bonds 2025
Liabilities
Not categorised as a financial instrument | £		£ 300
Interest rate	3.75%	3.75%	3.75%
Borrowings			$ 0		381
£350m 2.125% bonds 2026
Liabilities
Not categorised as a financial instrument | £		£ 350
Interest rate	2.125%	2.125%	2.125%
Borrowings			$ 475		441
€500m 2.125% bonds 2027
Liabilities
Not categorised as a financial instrument | €	€ 500
Interest rate	2.125%	2.125%	2.125%
Borrowings			$ 594		526
£400m 3.375% bonds 2028
Liabilities
Not categorised as a financial instrument | £		£ 400
Interest rate	3.375%	3.375%	3.375%
Borrowings			$ 539		502
€600m 4.375% bonds 2029
Liabilities
Not categorised as a financial instrument | €	€ 600
Interest rate	4.375%	4.375%	4.375%
Borrowings			$ 1,000		0
€850m 3.375% bonds 2030
Liabilities
Borrowings			$ 705		623
€750m 3.625% bonds 2031
Liabilities
Not categorised as a financial instrument | €	€ 750
Interest rate	3.625%	3.625%	3.625%
Borrowings			$ 885		784
€600m 4.375% bonds 2029
Liabilities
Not categorised as a financial instrument | €	€ 600
Interest rate	4.375%	4.375%	4.375%
€850m 3.375% bonds 2030
Liabilities
Not categorised as a financial instrument | €	€ 850			€ 850
Interest rate	3.375%	3.375%	3.375%
Fair value | £300m 3.750% bonds 2025
Liabilities
Borrowings			$ 0		373
Fair value | £350m 2.125% bonds 2026
Liabilities
Borrowings			465		418
Fair value | €500m 2.125% bonds 2027
Liabilities
Borrowings			584		513
Fair value | £400m 3.375% bonds 2028
Liabilities
Borrowings			523		471
Fair value | €600m 4.375% bonds 2029
Liabilities
Borrowings			996		0
Fair value | €850m 3.375% bonds 2030
Liabilities
Borrowings			734		658
Fair value | €750m 3.625% bonds 2031
Liabilities
Borrowings			$ 884		$ 786